T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
September 30, 2025 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.7%
COMMUNICATION SERVICES  7.1%
Diversified Telecommunication Services  1.7%
AT&T  13,894 392
Deutsche Telekom (EUR)  6,922 236
Verizon Communications  7,973 351
979
Interactive Media & Services  4.5%
Alphabet, Class A  7,435 1,808
Meta Platforms, Class A  759 557
Pinterest, Class A (1) 6,198 199
2,564
Media  0.4%
Comcast, Class A  7,282 229
229
Wireless Telecommunication Services  0.5%
T-Mobile U.S.  1,131 271
271
Total Communication Services 4,043
CONSUMER DISCRETIONARY  7.3%
Broadline Retail  1.7%
Amazon.com (1) 4,482 984
984
Hotels, Restaurants & Leisure  2.0%
Booking Holdings  57 308
Las Vegas Sands  8,035 432
McDonald's  1,298 394
1,134
Specialty Retail  3.6%
AutoZone (1) 144 618
Bath & Body Works  3,923 101
Home Depot  435 176
Lowe's  3,504 881
Ulta Beauty (1) 584 319
2,095
Total Consumer Discretionary 4,213

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  6.6%
Beverages  0.1%
Keurig Dr Pepper  2,442 62
62
Consumer Staples Distribution & Retail  1.5%
Dollar General  1,401 145
Target  816 73
Walmart  6,268 646
864
Food Products  0.4%
Pilgrim's Pride  5,795 236
236
Household Products  2.6%
Colgate-Palmolive  2,514 201
Kimberly-Clark  4,869 605
Procter & Gamble  4,569 702
1,508
Personal Care Products  0.5%
Kenvue  18,327 298
298
Tobacco  1.5%
Altria Group  2,980 197
Imperial Brands (GBP)  4,054 172
Philip Morris International  2,993 486
855
Total Consumer Staples 3,823
ENERGY  6.3%
Energy Equipment & Services  0.7%
Schlumberger  6,203 213
TechnipFMC  4,462 176
389
Oil, Gas & Consumable Fuels  5.6%
Chevron  3,286 510
EOG Resources  4,346 487
Exxon Mobil  5,697 642
Marathon Petroleum  2,500 482
Suncor Energy  6,155 258
TotalEnergies, ADR (2) 4,005 239

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Valero Energy  3,582 610
3,228
Total Energy 3,617
FINANCIALS  23.0%
Banks  8.0%
Bank of America  23,925 1,234
Barclays (GBP)  21,672 112
Citigroup  8,646 878
Huntington Bancshares  11,187 193
JPMorgan Chase  3,614 1,140
KeyCorp  9,500 178
U.S. Bancorp  7,988 386
Wells Fargo  5,528 463
4,584
Capital Markets  4.2%
Bank of New York Mellon  6,190 675
Charles Schwab  8,788 839
Goldman Sachs Group  544 433
Morgan Stanley  687 109
State Street  3,303 383
2,439
Consumer Finance  0.8%
American Express  1,097 364
Synchrony Financial  1,067 76
440
Financial Services  5.3%
Berkshire Hathaway, Class B (1) 2,459 1,236
Corebridge Financial  12,903 414
Corpay (1) 927 267
Equitable Holdings  9,844 500
Global Payments  4,616 383
PayPal Holdings (1) 3,715 249
3,049
Insurance  4.7%
Allstate  1,225 263
Chubb  1,817 513
Hartford Insurance Group  4,731 631
MetLife  7,826 645
RenaissanceRe Holdings  1,919 487

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Unum Group  2,078 161
2,700
Total Financials 13,212
HEALTH CARE  12.0%
Biotechnology  2.5%
AbbVie  2,981 690
Gilead Sciences  6,522 724
1,414
Health Care Equipment & Supplies  0.3%
Zimmer Biomet Holdings  1,947 192
192
Health Care Providers & Services  6.0%
Cencora  1,196 374
Cigna Group  2,083 600
CVS Health  6,443 486
Elevance Health  767 248
McKesson  643 497
Tenet Healthcare (1) 3,218 653
UnitedHealth Group  1,785 616
3,474
Life Sciences Tools & Services  1.2%
Danaher  1,193 237
Thermo Fisher Scientific  949 460
697
Pharmaceuticals  2.0%
Bristol-Myers Squibb  2,148 97
Johnson & Johnson  3,205 594
Pfizer  5,362 137
Sanofi, ADR  1,125 53
Viatris  26,920 266
1,147
Total Health Care 6,924
INDUSTRIALS & BUSINESS SERVICES  12.8%
Aerospace & Defense  2.9%
L3Harris Technologies  2,321 709
Northrop Grumman  1,039 633
Textron  3,698 312
1,654

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics  0.5%
FedEx  409 97
United Parcel Service, Class B  2,602 217
314
Building Products  0.0%
Builders FirstSource (1) 224 27
27
Electrical Equipment  0.7%
AMETEK  1,542 290
Rockwell Automation  408 143
433
Ground Transportation  1.5%
Canadian National Railway  2,049 193
CSX  18,480 657
850
Industrial Conglomerates  0.3%
Honeywell International  690 145
145
Machinery  3.7%
Allison Transmission Holdings  1,755 149
Caterpillar  413 197
Cummins  1,218 514
Deere  575 263
Dover  1,110 185
Fortive  3,883 190
Parker-Hannifin  415 315
Stanley Black & Decker  4,008 298
2,111
Professional Services  3.2%
Automatic Data Processing  842 247
Booz Allen Hamilton Holding  2,835 283
Leidos Holdings  3,802 719
SS&C Technologies Holdings  6,958 618
1,867
Total Industrials & Business Services 7,401
INFORMATION TECHNOLOGY  10.9%
Communications Equipment  0.8%
Cisco Systems  6,880 471
471

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components  3.2%
Flex (1) 4,387 254
Jabil  1,379 299
TE Connectivity  3,419 751
Teledyne Technologies (1) 630 369
Zebra Technologies, Class A (1) 520 155
1,828
IT Services  1.0%
Accenture, Class A  979 241
GoDaddy, Class A (1) 2,474 339
580
Semiconductors & Semiconductor Equipment  4.2%
Advanced Micro Devices (1) 1,137 184
Applied Materials  1,555 318
Micron Technology  1,665 279
NXP Semiconductors  1,274 290
ON Semiconductor (1) 8,100 399
QUALCOMM  4,953 824
Taiwan Semiconductor Manufacturing, ADR  535 150
2,444
Software  1.7%
AppLovin, Class A (1) 393 282
PTC (1) 1,045 212
Salesforce  2,100 498
992
Total Information Technology 6,315
MATERIALS  3.1%
Chemicals  1.7%
Corteva  1,329 90
DuPont de Nemours  2,320 181
Linde  1,252 594
Sherwin-Williams  317 110
975
Containers & Packaging  0.5%
Avery Dennison  897 146
Crown Holdings  1,537 148
294
Metals & Mining  0.9%
Freeport-McMoRan  4,234 166
Newmont  2,345 198

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Reliance  653 183
547
Total Materials 1,816
REAL ESTATE  3.3%
Health Care Real Estate Investment Trusts  0.9%
Ventas, REIT  4,877 341
Welltower, REIT  874 156
497
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  510 58
58
Residential Real Estate Investment Trusts  0.8%
AvalonBay Communities, REIT  1,209 234
Equity Residential, REIT  1,473 95
Essex Property Trust, REIT  423 113
442
Specialized Real Estate Investment Trusts  1.5%
Crown Castle, REIT  794 77
Digital Realty Trust, REIT  625 108
Equinix, REIT  135 106
Lamar Advertising, Class A, REIT  3,034 371
VICI Properties, REIT  5,920 193
855
Total Real Estate 1,852
UTILITIES  5.3%
Electric Utilities  3.4%
Constellation Energy  1,141 376
Entergy  4,954 462
Exelon  10,984 494
NextEra Energy  4,296 324
PG&E  13,866 209
Xcel Energy  1,148 93
1,958
Independent Power & Renewable Electricity
Producers  0.9%
Vistra  2,689 527
527
Multi-Utilities  1.0%
Ameren  3,728 389

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
DTE Energy  1,459 207
596
Total Utilities 3,081
Total Common Stocks (Cost $45,684) 56,297
EQUITY FUNDS  1.1%
iShares Russell 1000 Value ETF (2) 3,173 646
Total Equity Funds (Cost $639) 646
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4) 214,387 214
Total Short-Term Investments (Cost $214) 214
SECURITIES LENDING COLLATERAL  0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4) 260,195 260
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 260
Total Securities Lending Collateral (Cost $260) 260
Total Investments in Securities  99.7%
(Cost $46,797) $ 57,417
Other Assets Less Liabilities 0.3% 170
Net Assets 100.0% $ 57,587
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2025.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
EUR Euro

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

.
.
.
.
.
.
.
.
.
.
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 12++
Totals $ —# $ — $ 12+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 920  ¤  ¤ $ 474
Total $ 474^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised
$12
of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $474.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Unaudited
Notes to Portfolio of Investments
11
T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
U.S. Large-Cap Value Equity Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F201-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 55,777 $ 520 $ — $ 56,297
Equity Funds 646 — — 646
Short-Term Investments 214 — — 214
Securities Lending Collateral 260 — — 260
Total $ 56,897 $ 520 $ — $ 57,417